EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JANUARY 2, 2013 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, as supplemented of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and SAI, and retain it for future reference. You may obtain an additional copy of the Prospectus and SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at
www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a portfolio manager change to the EQ/Equity Growth PLUS Portfolio (“Portfolio”).

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Information Regarding

EQ/Equity Growth PLUS Portfolio

The table in the section of the Prospectus entitled: “Who Manages the Portfolio-Adviser: BlackRock Capital Management, Inc. (“BlackRock Capital”)” hereby is deleted in its entirety and replaced with the following:

Name	Title	Date Began Managing a Portion of the Portfolio
Lawrence Kemp	Portfolio Manager and Managing Director of BlackRock, Inc. an affiliate of BlackRock Capital	January 2013

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The second, third and fourth paragraphs in the section of the Prospectus entitled: “Management of the Trust-the Advisers-BlackRock Capital Management, Inc. hereby are deleted in their entirety and replaced with the following information:

Investment management decisions for the Active Allocated Portion of the EQ/Equity Growth PLUS Portfolio are the primary responsibility of Lawrence Kemp.

Lawrence Kemp, is a Portfolio Manager and Managing Director of BlackRock Inc., an affiliate of BlackRock Capital. Mr. Kemp joined BlackRock Capital in December 2012. Prior thereto, he served as Managing Director of UBS Global Asset Management, Inc. and as head of UBS’s Large Cap Equity Team.

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EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JANUARY 2, 2013 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2012, as supplemented. You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, or a copy of the Summary Prospectus and Prospectus free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or you can view, print, and download a copy of these documents by visiting the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the information relating to the Portfolio Managers of the EQ/Equity Growth PLUS Portfolio.

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Information contained in the section of the SAI “Appendix C – Portfolio Manager Information – EQ/Equity Growth PLUS Portfolio” with respect to BlackRock Capital Management, Inc. hereby is deleted in its entirety and replaced with the following information regarding Lawrence Kemp.

EQ/Equity Growth PLUS Portfolio (“Fund”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of September 30, 2012						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
BlackRock Capital Management, Inc. (“Adviser”)
Lawrence Kemp	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Fund as of September 30, 2012

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,000- $1,000,000	over $1,000,000
Lawrence Kemp	X

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